Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40509
Entity Registrant Name	BROOKFIELD REINSURANCE LTD.
Entity Address, Address Line One	Ideation House
Entity Address, Address Line Two	First Floor
Entity Address, Address Line Three	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Entity Central Index Key	0001837429
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022